Other Non-current Assets	12 Months Ended
Dec. 31, 2017
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Other Non-current Assets

11. OTHER NON-CURRENT ASSETS

Joint ventures are undertakings in which the Group has an interest and which are jointly controlled by the Group and one or more other parties. Associates are undertakings where the Group has an investment in which it does not have control or joint control but can exercise significant influence.

Interests in joint ventures and associates are accounted for using the equity method and are stated in the consolidated balance sheet at cost, adjusted for the movement in the Group’s share of their net assets and liabilities. The Group’s share of the profit or loss after tax of joint ventures and associates is included in the Group’s consolidated profit before taxation.

Where the Group’s share of losses exceeds its interest in the equity accounted investee, the carrying amount of the investment is reduced to zero and the recognition of further losses is discontinued, except to the extent that the Group has an obligation to make payments on behalf of the investee.

Biological assets are measured at fair value less costs to sell with any changes recognised in the income statement.

	€ million	€ million
	2017	2016
Interest in net assets of joint ventures	32	36
Interest in net assets of associates	44	51
Long-term trade and other receivables(a)	265	306
Operating lease prepayments for land	116	115
Fair value of biological assets	17	51
Other non-current assets(b)	83	159
	557	718

(a)	Mainly relate to indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
(b)	2017 mainly relates to tax assets (2016: assets held in escrow for the UK pension fund and tax assets).

Movements during 2017 and 2016	€million 2017	€million 2016

Joint ventures(a)
1 January	36	48
Additions	-	24
Dividends received/reductions	(155)	(151)
Share of net profit/(loss)	155	130
Currency retranslation	(4)	(15)
31 December	32	36

Associates(b)
1 January	51	59
Additions	5	7
Dividend received/reductions	(10)	(8)
Share of net profit/(loss)	-	(3)
Currency retranslation	(2)	(4)
31 December	44	51

(a)	Our principal joint ventures are Unilever Jerónimo Martins for Portugal, the Pepsi/Lipton Partnership for the US and Pepsi Lipton International for the rest of the world.
(b)	Associates as at 31 December 2017 primarily comprise our investments in Langholm Capital Partners. Other Unilever Ventures assets are included under ‘Other non-current non-financial assets’.

The joint ventures and associates have no significant contingent liabilities to which the Group is exposed, and the Group has no significant contingent liabilities in relation to its interests in the joint ventures and associates.

The Group has no outstanding capital commitments to joint ventures.

Outstanding balances with joint ventures and associates are shown in note 23 on page 136.